Stock Option Plan and Stock-Based Compensation (Details 1) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 14, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Successor [Member]
Risk-free interest rate				3.67%
Expected life of option grants				5 years 9 months
Expected volatility of underlying stock			61.65%	61.65%
Dividends assumption				(0.00%)
Stock-based compensation	$ 2		$ 220	$ 1,080
Successor [Member] | Research and Development Expense [Member]
Stock-based compensation			3
Successor [Member] | Selling and Marketing Expense [Member]
Stock-based compensation			32
Successor [Member] | General and Administrative Expense [Member]
Stock-based compensation	$ 2		$ 185
Predecessor [Member]
Stock-based compensation		$ 158			$ 1,640
Predecessor [Member] | Research and Development Expense [Member]
Stock-based compensation
Predecessor [Member] | Selling and Marketing Expense [Member]
Stock-based compensation
Predecessor [Member] | General and Administrative Expense [Member]
Stock-based compensation		$ 158